CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares Underwritten Public Offering	Ordinary shares ATM Offering	Ordinary shares	Additional paid-in capital Underwritten Public Offering	Additional paid-in capital ATM Offering	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Underwritten Public Offering	ATM Offering	Total
Balance at the beginning at Dec. 31, 2024			$ 5,889			$ 362,220,445	$ (526,903)	$ (311,175,587)			$ 50,523,844
Balance at the beginning (in shares) at Dec. 31, 2024			58,886,944
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss								(13,477,240)			(13,477,240)
Other comprehensive income (loss)							(1,168,652)				(1,168,652)
Exercise of share options (Note 10)						3,502					$ 3,502
Exercise of share options (Note 10) (in shares)			3,250								3,250
Share-based compensation (Note 10)			$ 2			2,030,333					$ 2,030,335
Share-based compensation (Note 10) (in shares)			23,893
Balance at the end (in shares) at Jun. 30, 2025			58,914,087
Balance at the end at Jun. 30, 2025			$ 5,891			364,254,280	(1,695,555)	(324,652,827)			37,911,789
Balance at the beginning at Dec. 31, 2025			$ 5,923			366,043,455	(1,914,831)	(328,785,000)			35,349,547
Balance at the beginning (in shares) at Dec. 31, 2025			59,231,993
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss								(16,378,832)			(16,378,832)
Other comprehensive income (loss)							(245,054)				(245,054)
Exercise of share options (Note 10)			$ 33			415,010					$ 415,043
Exercise of share options (Note 10) (in shares)			326,934								326,933
Share-based compensation (Note 10)						2,131,758					$ 2,131,758
Issuance of ordinary shares	$ 2,333	$ 104		$ 65,545,317	$ 2,633,202				$ 65,547,650	$ 2,633,306
Issuance of ordinary shares (in shares)	23,332,500	1,037,753								1,037,753
Balance at the end (in shares) at Jun. 30, 2026			83,929,180
Balance at the end at Jun. 30, 2026			$ 8,393			$ 436,768,742	$ (2,159,885)	$ (345,163,832)			$ 89,453,418